Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 15,636	$ 49,285
Mineral, properties plant and equipment [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	50	11,440
Share issuance costs [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	146	302
Investment in associate [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Asset retirement provision [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	4,083
Unrealized foreign exchange [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	(788)
Foreign exchange loss carried forward [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	509
Capital losses [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	0
Non-capital losses carried forward [Member]
Statements [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 12,689	$ 33,464